Financial instruments and financial risk management - License agreement (Details) $ / shares in Units, € in Millions, $ in Millions	1 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Mar. 31, 2021 USD ($) shares	Jun. 30, 2023 $ / shares shares
AgomAb
Financial instruments and financial risk management
Fair value of current financial assets | $	$ 4.3
AgomAb | Preferred Class B Shares
Financial instruments and financial risk management
Proceeds from issue of shares		€ 38.4	$ 74.0
Shares issued | shares			286,705
Fair value of current financial assets | $			$ 11.2
Zai Lab
Financial instruments and financial risk management
Number of equity instruments obtained | shares				568,182
Price of equity instrument | $ / shares				$ 132